Presentation of financial statements and significant accounting practices adopted, Investment in associates and joint ventures, Statement of profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of profit or loss [Abstract]
Revenue from services rendered	R$ 1,365,347	R$ 1,393,033	R$ 1,338,891
Cost of services rendered	(953,760)	(1,012,336)	(977,511)
General and administrative expenses	(258,114)	(231,932)	(223,292)
Other Operating income (expenses), net	(29,859)	(77,938)	(24,728)
Financial expenses, net	(424,542)	(347,270)	(355,024)
Loss before income and social contribution taxes	(308,589)	(255,796)	(217,289)
Income tax	352,821	(105,190)	6,842
Profit (loss) for the year from continuing operations	44,232	(360,986)	(210,447)
Total comprehensive income	52,362	(360,800)	(212,706)
Attributable to non-controlling interests	(8,472)	156	16
Estre Energia Renovavel [Member]
Statement of profit or loss [Abstract]
Revenue from services rendered	0	0	0
Cost of services rendered	0	0	0
General and administrative expenses	(1,111)	(666)	(576)
Other Operating income (expenses), net	3,297	1,329	(22)
Financial expenses, net	878	(1,906)	(1)
Loss before income and social contribution taxes	3,064	(1,243)	(599)
Income tax	0	0	0
Profit (loss) for the year from continuing operations	3,064	(1,243)	(599)
Total comprehensive income	3,064	(1,243)	(599)
Attributable to non-controlling interests	306	(124)	(60)
Dividends paid to non-controlling interests	613	375	0
Guatapara Energia [Member]
Statement of profit or loss [Abstract]
Revenue from services rendered	9,115	8,251	9,960
Cost of services rendered	(5,614)	(4,725)	(2,582)
General and administrative expenses	(299)	(180)	(166)
Other Operating income (expenses), net	1,252	2,482	0
Financial expenses, net	(799)	(1,007)	(1,177)
Loss before income and social contribution taxes	3,655	4,821	6,035
Income tax	(410)	(331)	(358)
Profit (loss) for the year from continuing operations	3,245	4,490	5,677
Total comprehensive income	3,245	4,490	5,677
Attributable to non-controlling interests	325	449	568
Dividends paid to non-controlling interests	649	1,066	1,311
Reciclax [Member]
Statement of profit or loss [Abstract]
Revenue from services rendered	777	1,320	4,330
Cost of services rendered	(2,737)	(2,475)	(3,508)
General and administrative expenses	(466)	(236)	(238)
Other Operating income (expenses), net	85	(231)	(180)
Financial expenses, net	(117)	(126)	(357)
Loss before income and social contribution taxes	(2,458)	(1,748)	47
Income tax	964	0	(41)
Profit (loss) for the year from continuing operations	(1,494)	(1,748)	6
Total comprehensive income	(1,494)	(1,748)	6
Attributable to non-controlling interests	(187)	(219)	1
Dividends paid to non-controlling interests	0	R$ 0	R$ 0
SPE Soma [Member]
Statement of profit or loss [Abstract]
Revenue from services rendered	84,919
Cost of services rendered	(61,051)
General and administrative expenses	(3,180)
Other Operating income (expenses), net	(1,356)
Financial expenses, net	(2,783)
Loss before income and social contribution taxes	16,549
Income tax	218
Profit (loss) for the year from continuing operations	16,767
Total comprehensive income	16,767
Attributable to non-controlling interests	3,018
Dividends paid to non-controlling interests	3,353
GLA [Member]
Statement of profit or loss [Abstract]
Revenue from services rendered	12,055
Cost of services rendered	(7,950)
General and administrative expenses	(170)
Other Operating income (expenses), net	(233)
Financial expenses, net	38
Loss before income and social contribution taxes	3,740
Income tax	(408)
Profit (loss) for the year from continuing operations	3,332
Total comprehensive income	3,332
Attributable to non-controlling interests	2,076
Dividends paid to non-controlling interests	666
CGR Catanduva [Member]
Statement of profit or loss [Abstract]
Revenue from services rendered	10,348
Cost of services rendered	(8,252)
General and administrative expenses	(833)
Other Operating income (expenses), net	(292)
Financial expenses, net	(305)
Loss before income and social contribution taxes	666
Income tax	(458)
Profit (loss) for the year from continuing operations	208
Total comprehensive income	208
Attributable to non-controlling interests	104
Dividends paid to non-controlling interests	R$ 104